Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Jul. 12, 2021	Apr. 30, 2021	Sep. 16, 2020
C000218791
Account Value [Line Items]
Line Graph and Table Measure Name	Cabana Target Beta ETF
Account Value	$ 9,703	$ 9,302	$ 8,792	$ 9,283		$ 10,147	$ 10,000
C000218792
Account Value [Line Items]
Line Graph and Table Measure Name	Cabana Target Drawdown 10 ETF
Account Value	$ 10,179	9,887	9,165	9,727		10,529	10,000
C000227938
Account Value [Line Items]
Line Graph and Table Measure Name	Cabana Target Leading Sector Moderate ETF
Account Value	$ 8,670	8,375	8,375	8,752	$ 10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 10,605	9,721	9,551	9,588		10,350	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 11,783	10,729	10,176	10,134		10,875	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 10,951	9,913	9,158	9,111	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,633	15,730	12,824	12,491		12,465	10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 11,930	10,899	10,230	10,106		10,864	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,633	15,730	12,824	12,491		12,465	10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 11,930	10,899	10,230	10,106		$ 10,864	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,449	11,998	9,781	9,527	10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 10,723	$ 9,795	$ 9,195	$ 9,083	$ 10,000